MANAGED ACCOUNT SERIES

BlackRock U.S. Mortgage Portfolio

(the “Fund”)

Supplement dated June 27, 2017 to the

Statement of Additional Information of the Fund dated August 26, 2016,

as amended or supplemented to date

Effective immediately, the table included under “Investment Objectives and Policies” in Part I of the Fund’s Statement of Additional Information as it relates to the Fund is deleted in its entirety and replaced with the following:

BlackRock U.S. Mortgage Portfolio
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations
Collateralized Loan Obligations	X
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Interest Rate Swaps, Caps and Floors	X
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference
Credit Linked Securities
Interest Rate Transactions and Swaptions	X

BlackRock U.S. Mortgage Portfolio
Total Return Swap Agreements	X
Types of Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions
Forward Foreign Exchange Transactions
Currency Futures
Currency Options
Currency Swaps
Limitations on Currency Transactions
Risk Factors in Hedging Foreign Currency
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk
Leverage Risk	X
Liquidity Risk	X
Correlation Risk
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities	X
Dollar Rolls	X
Equity Securities
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks
Foreign Market Risk
Foreign Economy Risk
Currency Risk and Exchange Risk Governmental Supervision and Regulation/Accounting Standards
Certain Risks of Holding Fund Assets Outside the United States
Publicly Available Information
Settlement Risk
Funding Agreements
Guarantees
Illiquid or Restricted Securities	X

BlackRock U.S. Mortgage Portfolio
Inflation-Indexed Bonds	X
Inflation Risk	X
Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X
Initial Public Offering (“IPO”) Risk
Investment Grade Debt Obligations	X
Investment in Emerging Markets
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds	X
Lease Obligations
Life Settlement Investments
Liquidity Management	X
Master Limited Partnerships
Merger Transaction Risk
Mezzanine Investments	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X
Municipal Investments
Risk Factors and Special Considerations Relating to Municipal Bonds
Description of Municipal Bonds
General Obligation Bonds
Revenue Bonds
Private Activity Bonds (“PABs”)

BlackRock U.S. Mortgage Portfolio
Moral Obligation Bonds
Municipal Notes
Municipal Commercial Paper
Municipal Lease Obligations
Tender Option Bonds
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs
Transactions in Financial Futures Contracts
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds
Net Interest Margin (NIM) Securities	X
Participation Notes
Pay-in-kind Bonds
Portfolio Turnover Rates	X
Preferred Stock
Real Estate Related Securities	X
Real Estate Investment Trusts (“REITs”)
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase
Risk of Investing in China
Securities Lending	X
Securities of Smaller or Emerging Growth Companies
Short Sales	X
Sovereign Debt	X
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes	X
Supranational Entities	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk
Trust Preferred Securities
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X

BlackRock U.S. Mortgage Portfolio
Yields and Ratings	X
Zero Coupon Securities	X

Shareholders should retain this Supplement for future reference.

SAI-MASUSM-0617SUP

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